Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2026
Long-Term Debt.
Schedule of long-term debt

		June 30,	December 31,
(U.S. Dollars in thousands)	Vessel	2026	2025
$345 million loan facility	Anna Knutsen, Tordis Knutsen, Vigdis Knutsen, Brasil Knutsen, Lena Knutsen	$225,798	$238,343
$240 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	133,585	151,321
$60 million Hilda loan facility	Hilda Knutsen	45,000	48,750
$69 million Tuva loan facility	Tuva Knutsen	59,980	62,568
$73 million Live loan facility	Live Knutsen	67,170	69,658
$71 million Synnøve loan facility	Synnøve Knutsen	68,707	71,076
$70 million Daqing loan facility	Daqing Knutsen	65,781	68,130
$25 million revolving credit facility with NTT		2,000	2,000
$25 million revolving credit facility with Shinsei		—	—
Raquel Sale & Leaseback	Raquel Knutsen	65,130	68,010
Torill Sale & Leaseback	Torill Knutsen	77,435	81,921
Tove Sale & Leaseback	Tove Knutsen	95,329	97,856
Total long-term debt		$905,915	$959,633
Less: current installments		315,261	383,146
Less: unamortized deferred loan issuance costs		1,442	2,020
Current portion of long-term debt		313,819	381,126
Amounts due after one year		590,654	576,487
Less: unamortized deferred loan issuance costs		1,964	2,513
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$588,690	$573,974

Schedule of partnership's outstanding debt repayable

	Sale &	Period
(U.S. Dollars in thousands)	Leaseback	repayment	Balloon repayment	Total
Remainder of 2026	$10,365	$40,772	$64,682	$115,819
2027	21,246	61,388	156,678	239,312
2028	22,345	40,754	78,825	141,924
2029	23,373	27,513	—	50,886
2030	24,515	27,513	47,384	99,412
2031 and thereafter	136,050	11,387	111,125	258,562
Total	$237,894	$209,327	$458,694	$905,915